Condensed Financial Information of the Company - CONDENSED STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 19, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment, net	$ 80,833	$ 79,612
Right-of-use assets	13,448	8,380
Investments in associates	5,336	9,929
Current assets
Other receivables	79,550	101,676
Cash and cash equivalents	281,031	195,696	$ 244,865		$ 221,601
Total assets	3,405,651	3,882,243
EQUITY
Share capital	163,223	160,022	160,022
Share premium	183,430	180,486	180,486
Treasury shares	(6,145)
Free distributable reserve	378,910	385,055
Non-distributable reserve	1,358,028	1,351,883		$ 1,351,883
Currency translation adjustment	(417,272)	(392,101)
Legal reserves	176	176	176
Other reserves	(1,321,142)	(1,324,887)
Retained earnings	150,202	403,255
Total equity	805,286	1,198,614	1,222,697		797,142
Non-current liabilities
Deferred tax liabilities	171,289	233,115
Lease liabilities	10,207	5,783
Current liabilities
Borrowings	216,410	175,123
Other liabilities	180,813	230,122
Lease liabilities	3,477	3,144
Trade payables	150,852	148,757
Total liabilities	2,600,365	2,683,629
Total equity and liabilities	3,405,651	3,882,243
Parent | Reportable legal entities
Non-current assets
Property, plant and equipment, net	21	33
Right-of-use assets	102	153
Investments in subsidiaries	504,732	771,247
Investments in associates	3,081	8,046
Current assets
Other receivables	319	82
Cash and cash equivalents	2,166	552	$ 7,610		$ 2,569
Total assets	510,421	780,113
EQUITY
Share capital	163,223	160,022
Share premium	183,430	180,486
Treasury shares	(6,145)
Free distributable reserve	378,910	385,055
Non-distributable reserve	1,358,028	1,351,883
Currency translation adjustment	(417,272)	(392,101)
Legal reserves	176	176
Other reserves	(1,342,221)	(1,343,939)
Retained earnings	171,281	422,307
Total equity	489,410	763,889
Non-current liabilities
Deferred tax liabilities		1,028
Lease liabilities	66	99
Current liabilities
Borrowings	19,508	13,513
Other liabilities	1,017	1,206
Lease liabilities	48	51
Trade payables	372	327
Total liabilities	21,011	16,224
Total equity and liabilities	$ 510,421	$ 780,113